LEGAL INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure Of General Information About Financial Statements [abstract]
LEGAL INFORMATION	LEGAL INFORMATION
Legal address:
Boulevard Cecilia Grierson 355, 4th. Floor, City of Buenos Aires, Argentina.
Loma Negra Compañía Industrial Argentina S.A. (hereinafter “Loma Negra”, “the Company” or “the Group”) is a corporation organized under the laws of the Argentine Republic.
Fiscal year number:
Fiscal year No. 98 beginning on January 1, 2022.
Principal business of the Group:
The Company and its subsidiaries, mentioned below, are referred to in these financial statements as “the Group”.
The main activity of the Group is the manufacturing and selling of cement and its derivatives, as well as the exploration of mineral resources that are used in the production process. At present, the Group has 8 cement factories in Argentina, in the provinces of Buenos Aires, Neuquén, San Juan and Catamarca. The Company also has 13 concrete plants.

The Group, through its subsidiary Cofesur S.A.U., has a controlling interest in Ferrosur Roca S.A., a company whose capital is owned by Cofesur S.A.U. with 80% interest, the National State with a 16% interest, and 4% has been transferred by the latter to the employees through a trust created for such purpose. Ferrosur Roca S.A. operates the railway cargo network of Ferrocarril Roca under a concession granted by the Argentine government in 1993 for a term of 30 years, which allows access of several of Loma Negra’s cement production plants to the railway network. As a result of the National Government’s decision to terminate to the existing railway concession system in Argentina and shift to an open access model with the participation of private rail operators, the above concession would end in March 2023. However, on December 22, 2022, the Ministry of Transport published Resolution No. 960/2022 in the Official Gazette, provisionally extending for 18 months the concessions of FerroExpreso Pampeano S.A., Nuevo Central Argentino S.A. and Ferrosur Roca S.A. as from the expiration date of their respective concessions; therefore, the concession of Ferrosur Roca S.A. will end in September 2024. The Group has assessed potential business scenarios based on its intention to continue delivering services as a rail network operator, as described in Note 38.
The Group also controls Recycomb S.A.U., a company engaged in the treatment and recycling of industrial waste for use as fuel or raw material.
On August 21, 2020, the Company sold its stake in Yguazú Cementos S.A., a company incorporated in the Republic of Paraguay engaged in the manufacturing and marketing of cement. Information relating to the sale of its interest and its main effects is described in Note 39.
Date of registration with the Argentinian General Inspection of Justice (local regulatory agency):
•Registration of the bylaws: August 5, 1926, under No 38, Book 46.
•Last amendment registered to the bylaws: July 13, 2021, under No 10,675, book 103, Corporations Volume.
•Correlative Number of Registration with Inspección General de Justicia (local regulatory agency): 1,914,357.
•Tax identification number (CUIT): 30-50053085-1.
•Date of expiration: July 3, 2116.
Parent company:
InterCement Trading e Inversiones S.L. with 51.0437% of the Company’s capital stock and votes. On January 6, 2021, InterCement Trading e Inversiones S.A. transferred its entire interest in Loma Negra C.I.A.S.A. to InterCement Trading e Inversiones Argentina S.L, a company belonging to the same economic group.
Capital structure:
The subscribed for and paid in capital amounts to $59,602,649, represented by 596,026,490 book-entry common shares with a nominal value of $0.10 each, and each entitling to one vote. A portion of such shares are treasury shares as described in Note 23.